PROPERTY, PLANT AND EQUIPMENT (Tables)	3 Months Ended
Mar. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
Property, plant and equipment, net, consists of the following:

In thousands	December 31, 2021	December 31, 2020
Production facilities	$53,590	$9,046
Furniture, fittings & equipment	5,223	957
Industrial property	3,659	—
Vehicles	244	55
Assets under construction	68,207	19,340
Less: accumulated depreciation	(2,761)	(891)
Total property, plant and equipment, net	$128,162	$28,506
Property, plant and equipment, net, consists of the following:

In thousands	Unaudited March 31, 2022	December 31, 2021
Production facilities	$63,823	$53,590
Furniture, fittings & equipment	5,337	5,223
Industrial property	—	3,659
Vehicles	402	244
Assets under construction	74,902	68,207
Less: accumulated depreciation	(4,022)	(2,761)
Total property, plant and equipment, net	$140,442	$128,162